Warrants (Tables)	9 Months Ended
Sep. 30, 2025
Warrants and Rights Note Disclosure [Abstract]
Schedule of Black Scholes Option Pricing Model for Fair Value of Common Stock Warrants
The assumptions used in the Black-Scholes option pricing model to fair value the common stock warrants issued in February 2025 were as follows:

Risk-free rate	4.3%
Expected life (in years)	5.0
Expected volatility	60.0%
Dividend yield	—%
Weighted average fair value of common stock	$3.34